Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting
Schedule of segment information for the reportable segments

	Year Ended December 31, 2020
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	10,262	—	10,262	19,953	30,215	197,761	—	227,976
Interest income	461	—	461	—	461	167	2,608	3,236
Equity in earnings of equity investees, net of tax	(97)	—	(97)	—	(97)	79,143	—	79,046
Segment operating (loss)/profit	(119,740)	(63,482)	(183,222)	7,607	(175,615)	83,888	(18,174)	(109,901)
Interest expense	—	—	—	—	—	—	787	787
Income tax expense/(credit)	402	(642)	(240)	167	(73)	824	4,078	4,829
Net (loss)/income attributable to the Company	(120,096)	(62,683)	(182,779)	7,282	(175,497)	72,785	(23,018)	(125,730)
Depreciation/amortization	5,458	119	5,577	—	5,577	292	192	6,061
Additions to non-current assets (other than financial instruments and deferred tax assets)	22,574	754	23,328	—	23,328	817	1,090	25,235

	December 31, 2020
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	127,637	9,957	137,594	5,728	143,322	231,234	349,562	724,118
Property, plant and equipment	22,554	454	23,008	—	23,008	688	474	24,170
Right-of-use assets	2,782	1,375	4,157	—	4,157	2,582	1,277	8,016
Leasehold land	13,121	—	13,121	—	13,121	—	—	13,121
Goodwill	—	—	—	—	—	3,307	—	3,307
Other intangible asset	—	—	—	—	—	227	—	227
Investments in equity investees	385	—	385	—	385	139,120	—	139,505

	Year Ended December 31, 2019
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	16,026	—	16,026	10,766	26,792	178,098	—	204,890
Interest income	322	—	322	—	322	109	4,513	4,944
Equity in earnings of equity investees, net of tax	147	—	147	—	147	40,553	—	40,700
Segment operating (loss)/profit	(111,518)	(21,785)	(133,303)	5,887	(127,416)	45,255	(17,214)	(99,375)
Interest expense	—	—	—	—	—	—	1,030	1,030
Income tax expense	63	197	260	—	260	939	2,075	3,274
Net (loss)/income attributable to the Company	(111,308)	(21,926)	(133,234)	5,872	(127,362)	41,488	(20,150)	(106,024)
Depreciation/amortization	4,448	62	4,510	—	4,510	264	168	4,942
Additions to non-current assets (other than financial instruments and deferred tax assets)	8,602	1,308	9,910	—	9,910	2,772	148	12,830

	December 31, 2019
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	93,332	4,452	97,784	813	98,597	170,891	195,634	465,122
Property, plant and equipment	18,907	515	19,422	—	19,422	789	644	20,855
Right-of-use assets	1,584	861	2,445	—	2,445	2,466	605	5,516
Leasehold land	1,110	—	1,110	—	1,110	—	—	1,110
Goodwill	—	—	—	—	—	3,112	—	3,112
Other intangible asset	—	—	—	—	—	275	—	275
Investments in equity investees	447	—	447	—	447	98,497	—	98,944

	Year Ended December 31, 2018
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	37,648	—	37,648	3,585	41,233	172,876	—	214,109
Interest income	119	—	119	—	119	141	5,718	5,978
Equity in earnings of equity investees, net of tax	(18,981)	—	(18,981)	—	(18,981)	38,314	—	19,333
Segment operating (loss)/profit	(99,992)	(4,602)	(104,594)	2,008	(102,586)	46,990	(10,717)	(66,313)
Interest expense	—	—	—	—	—	62	947	1,009
Income tax expense	39	42	81	—	81	1,662	2,221	3,964
Net (loss)/income attributable to the Company	(99,783)	(4,632)	(104,415)	2,003	(102,412)	41,372	(13,765)	(74,805)
Depreciation/amortization	3,326	8	3,334	—	3,334	195	61	3,590
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,133	65	5,198	—	5,198	584	720	6,502

Schedule of reconciliation of segment operating loss to net loss

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Segment operating loss	(109,901)	(99,375)	(66,313)
Interest expense	(787)	(1,030)	(1,009)
Income tax expense	(4,829)	(3,274)	(3,964)
Net loss	(115,517)	(103,679)	(71,286)